Selling, General and Administrative Expenses	9 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expenses
11.	Selling, General and Administrative Expenses

Selling, general and administrative expenses for the nine months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Personnel expenses	¥98,998	¥93,032
Selling expenses	12,089	11,929
Administrative expenses	37,499	34,809
Depreciation of office facilities	2,113	2,389

Total	¥150,699	¥142,159

Selling, general and administrative expenses for the three months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Personnel expenses	¥35,263	¥31,363
Selling expenses	4,238	5,015
Administrative expenses	13,220	11,737
Depreciation of office facilities	717	817

Total	¥53,438	¥48,932

The amounts that were previously reported for the nine months and the three months ended December 31, 2010 related to discontinued operations are reclassified.